CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flow from operating activities
Net loss	$ (10,662)	¥ (69,068)	¥ (71,344)	¥ (58,952)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
- Loss on disposal of property, plant and equipment			¥ 101	¥ 33
- Loss on Long-term assets impairment	$ 1,114	¥ 7,219
- Depreciation of property, plant and equipment	6,872	44,515	¥ 47,701	¥ 48,161
- Amortization of intangible assets	81	524	524	524
- Deferred income taxes (benefit)	1,081	7,000	303	(10,007)
- Bad debt (recovery) expense	(692)	(4,484)	¥ 30	¥ (1,744)
- Inventory provision	(171)	(1,106)
Changes in operating assets and liabilities
- Accounts and bills receivable	(16)	(103)	¥ (1,524)	¥ 13,615
- Inventories	(684)	(4,434)	14,421	(4,164)
- Advance to suppliers	315	2,038	(535)	7,909
- Prepaid expenses and other current assets	208	1,347	1,417	(398)
- Accounts payable	506	3,277	(3,970)	4,658
- Accrued expenses and other payables	378	2,446	(744)	38
- Advance from customers	(177)	(1,145)	(11,273)	2,952
- Tax payable	(311)	(2,016)	6,732	465
Net cash provided by (used in) operating activities	(2,158)	(13,990)	(18,161)	3,090
Cash flow from investing activities
Purchases of property, plant and equipment	(34)	(222)	(5,559)	(4,416)
Restricted cash related to trade finance	754	4,884	(6,656)	(19,974)
Advanced to suppliers - non current	(111)	(718)	1,412	3,165
Amount change in construction in progress	$ (206)	¥ (1,334)	¥ 265	(8,785)
Interest capitalization related to CIP				¥ (2,059)
Deposit for purchase	$ 3,242	¥ 21,000
Net cash used in (provided by) investing activities	3,645	23,610	¥ (10,538)	¥ (32,069)
Cash flow from financing activities
Principal payments of bank loans	$ (517)	¥ (3,350)	¥ (105,000)	(110,000)
Proceeds from short-term bank loans				¥ 105,000
Proceeds from related party	$ 2,646	¥ 17,142	¥ 125,938
Payment of capital lease obligation	(1,275)	(8,260)	(8,315)	¥ (8,123)
Change in notes payable	$ (1,507)	¥ (9,759)	¥ 13,549	43,691
Proceeds from sale-leaseback equipment				5,000
Net cash provided by (used in) financing activities	$ (653)	¥ (4,227)	¥ 26,172	35,568
Effect of foreign exchange rate changes	(72)	(58)	(31)	(17)
Net (decrease) increase in cash and cash equivalent	762	5,335	(2,558)	6,572
Cash and cash equivalent
At beginning of period/year	1,454	9,020	11,578	5,006
At end of period/year	2,216	14,355	9,020	11,578
SUPPLEMENTARY DISCLOSURE:
Interest paid	$ 1,286	¥ 8,333	¥ 12,486	¥ 12,153
Income tax paid
SUPPLEMENTARY SCHEDULE OF NONCASH INVESTING AND FINANCIAL ACTIVITIES:
Account payable for plant and equipment:	$ 320	¥ 2,075	¥ 3,070	¥ 7,466
Obligations for acquired equipment under capital lease:	$ 47	¥ 302	¥ 8,562	¥ 16,877